EMPLOYEE BENEFITS EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries, short-term incentives and other benefits	$ 176,773	$ 173,993
Share based payment expense (note 16(iii))	9,307	5,459
Employee benefits expense	$ 186,080	$ 179,452